NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

25. NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period. Diluted net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. 932,877,749 preferred shares on a weighted average basis were excluded from the computation of diluted net income (loss) per share for the years ended December 31, 2020 because of their anti-dilutive effect. 41,217,159 non-vested share options and 31,140 non-vested RSUs on a weighted average basis were excluded from the calculation of diluted net loss per share for the year ended December 31, 2021 because of their anti-dilutive effect. 4,437,739 non-vested RSUs and 24,445,441 non-vested restricted shares on a weighted average basis were excluded from the calculation of diluted net loss per share for the year ended December 31, 2022 because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income (loss) per share for the years and periods indicated:

	For the Year Ended December 31,
	2020	2021	2022

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	2,777,592	(524,129)	(1,386,074)
Accretion on Series B Preferred Shares to redemption value	(242,270)	—	—
Accretion on Series C Preferred Shares to redemption value	(554,415)	—	—
Accretion on Series D Preferred Shares to redemption value	(519,201)	—	—
Accretion on Series D+ Preferred Shares to redemption value	(439,342)	—	—
Income allocation to participating preferred shares	(301,898)	—	—
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	720,466	(524,129)	(1,386,074)

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	2,226,264,859	3,549,121,628	3,569,179,079
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan	6,375,753	—	—
Adjustments for dilutive share options	34,690,279	—	—
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	2,267,330,891	3,549,121,628	3,569,179,079
Net income (loss) per share attributable to ordinary shareholders:
—Basic	0.32	(0.15)	(0.39)
—Diluted	0.32	(0.15)	(0.39)